Accounts Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

5.            Accounts Receivable

At December 31, 2011 and 2010, the Company’s accounts receivable consisted of the following:

	2011	2010
Billed:
SG Block sales	$137,560	$120,318
Engineering services	33,317	33,317
Project management	19,578	69,962
Unbilled project management	43,388	-
Total gross receivables	233,843	223,597
Less: allowance for doubtful accounts	(50,015)	(34,362)
Total net receivables	$183,828	$189,235